--------------------------------------------------------------------------------
ICMG SECULAR TRUST SEPARATE ACCOUNT
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNIFLEX
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
                                                                                  Hartford                  Neuberger     Neuberger
                                                                      Hartford    Capital      Hartford      Berman        Berman
                                                                        Bond    Appreciation  Money Market AMT Partners AMT Balanced
                                                                      Division    Division     Division     Division      Division
                                                                      --------    --------     --------     --------      --------
ASSETS:

    Investments in The Hartford HLS Mutual Funds:

       Hartford Bond HLS Fund, Inc. - Class IA
             Shares                                        11,498
             Cost                                         $11,656
             Market Value ........................................      $11,427            -            -            -            -
       Hartford Capital Appreciation HLS Fund, Inc. - Class IA
             Shares                                         3,180
             Cost                                         $13,149
             Market Value ........................................            -      $19,383            -            -            -
       Hartford Money Market HLS Fund, Inc. - Class IA
             Shares                                        11,372
             Cost                                         $11,372
             Market Value ........................................            -            -      $11,371            -            -
    Investments in the Neuberger Berman Advisers Management Trust:
       Partners Portfolio
             Shares                                           694
             Cost                                         $12,238
             Market Value ........................................            -            -            -      $13,637            -
       Balanced Portfolio
             Shares                                           794
             Cost                                         $13,050
             Market Value ........................................            -            -            -            -      $16,588

    Receivable from Hartford Life Insurance Company...............            -            -            -            -            -
    Receivable for fund shares sold...............................            -            -            -            -            -
                                                                    ---------------------------------------------------------------
    Total assets                                                         11,427       19,383       11,371       13,637       16,588
                                                                    ---------------------------------------------------------------

LIABILITIES:
    Payable to Hartford Life Insurance ...........................           40           52           36            -            -
    Payable for fund shares purchased.............................            -            -            -            -            -
                                                                    ----------------------------------------------------------------
    Total liabilities ............................................           40           40           36            -            -
                                                                    ----------------------------------------------------------------
    Net assets (variable annuity contract liabilities) ...........      $11,387      $19,331      $11,335      $13,637      $16,588
                                                                    ----------------------------------------------------------------
                                                                    ----------------------------------------------------------------

Variable annuity contracts:
    Units owned by participants ..................................            -           53            -            -            -
    Unit price ...................................................      $ 11.39      $ 18.36      $ 11.33      $ 13.64      $ 16.59
    Units owned by Hartford Life Insurance Company ...............        1,000        1,000        1,000        1,000        1,000
    Unit price ...................................................      $ 11.39      $ 18.36      $ 11.33      $ 13.64      $ 16.59

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ICMG SECULAR TRUST SEPARATE ACCOUNT
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNIFLEX
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
DECEMBER 31, 1999
                                                                       Neuberger
                                                                      Berman AMT
                                                                        Limited
                                                                       Maturity        VIP            VIP          VIP II
                                                                         Bond     Equity-Income   High Income   Asset Manager
                                                                       Division     Division       Division       Division
                                                                       --------     --------       --------       --------
ASSETS:
    Investments in the Neuberger Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio
             Shares                                          882
             Cost                                      $  12,370
             Market Value ........................................      $11,670             -             -             -
    Investments in Fidelity Variable Insurance Products Funds:
       VIP Equity-Income Portfolio
             Shares                                          549
             Cost                                      $  12,609
             Market Value ........................................            -       $14,103             -             -
       VIP High Income Portfolio
             Shares                                        1,021
             Cost                                      $  12,144
             Market Value ........................................            -             -       $11,546             -
    Investments in Fidelity Variable Insurance Products Funds II:
       VIP II Asset Manager Portfolio
             Shares                                          778
             Cost                                      $  12,233
             Market Value ........................................            -             -             -       $14,527

    Receivable from Hartford Life Insurance Company ..............            -             -             -             -
    Receivable for fund shares sold...............................            -             -             -             -
                                                                      ----------------------------------------------------
    Total assets .................................................       11,670        14,103        11,546        14,527
                                                                      ----------------------------------------------------

LIABILITIES:
    Payable to Hartford Life Insurance Company ...................           37            29             4             5
    Payable for fund shares purchased.............................            -             -             -             -
                                                                      ----------------------------------------------------
    Total liabilities ............................................           37            29             4             5
                                                                      ----------------------------------------------------
    Net assets (variable annuity contract liabilities)............      $11,633       $14,074       $11,542       $14,522
                                                                      ----------------------------------------------------
                                                                      ----------------------------------------------------

Variable annuity contracts:
    Units owned by participants ..................................           60             -             -             -
    Unit price ...................................................      $ 10.97       $ 14.07       $ 11.54       $ 14.52
    Units owned by Hartford Life Insurance Company ...............        1,000         1,000         1,000         1,000
    Unit price ...................................................      $ 10.97       $ 14.07       $ 11.54       $ 14.52

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ICMG SECULAR TRUST SEPARATE ACCOUNT
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNIFLEX
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
DECEMBER 31, 1999
                                                                                                  J.P.
                                                                                                 Morgan       J.P.         J.P.
                                                             Alger       Alger       J.P.         U.S.       Morgan       Morgan
                                                           American    American     Morgan    Disciplined     Small    International
                                                           Small Cap    Growth       Bond        Equity     Company    Opportunities
                                                           Division    Division    Division     Division    Division      Division
                                                           --------    --------    --------     --------    --------      --------
ASSETS:
    Investments in The Alger American Funds:
       Alger American Small Capitalization Portfolio
             Shares                                338
             Cost                              $13,444
             Market Value .............................      $18,619           -           -           -           -              -
       Alger American Growth Portfolio
             Shares                                359
             Cost                              $13,827
             Market Value .............................            -     $23,137           -           -           -              -
    Investments in the J.P. Morgan Series Trust II:
       J.P. Morgan Bond Portfolio
             Shares                                935
             Cost                              $10,638
             Market Value .............................            -           -     $10,513           -           -              -
       J.P. Morgan U.S. Disciplined Equity Portfolio
             Shares                                845
             Cost                              $12,208
             Market Value .............................            -           -           -     $14,663           -              -
       J.P. Morgan Small Company Portfolio
             Shares                                846
             Cost                              $10,622
             Market Value .............................            -           -           -           -     $14,148              -
       J.P. Morgan International Opportunities Portfolio
             Shares                              1,024
             Cost                              $10,977
             Market Value .............................            -           -           -           -           -     $   14,159
    Receivable from Hartford Life Insurance Company ...           31           -           -           -           -              -
    Receivable for fund shares sold ...................            -           -           -           -           -              -
                                                            ------------------------------------------------------------------------
    Total assets ......................................       18,650      23,137      10,513      14,663      14,148         14,159
                                                            ------------------------------------------------------------------------
LIABILITIES:
    Payable to Hartford Life Insurance Company.........            -           6          20          32          35             38
    Payable for fund shares purchased..................            -           -           -           -           -              -
    Total liabilities..................................            -           6          20          32          35             38
                                                            ------------------------------------------------------------------------
    Net assets (variable annuity contract liabilities).      $18,650     $23,131     $10,493     $14,631     $14,113     $   14,121
                                                            ------------------------------------------------------------------------
                                                            ------------------------------------------------------------------------

Variable annuity contracts:
    Units owned by participants........................            -           -           -           -           -              -
    Unit price.........................................      $ 18.61     $ 23.13     $ 10.49     $ 14.63     $ 14.11     $    14.12
    Units owned by Hartford Life Insurance Company.....        1,002       1,000       1,000       1,000       1,000          1,000
    Unit price.........................................      $ 18.61     $ 23.13     $ 10.49     $ 14.63     $ 14.11     $    14.12

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ICMG SECULAR TRUST SEPARATE ACCOUNT
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNIFLEX
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
DECEMBER 31, 1999
                                                                                   MSDW                       MSDW         MSDW
                                                         MSDW          MSDW     Universal       MSDW       Universal       Funds
                                                      Universal     Universal      Funds     Universal       Funds       Emerging
                                                        Funds         Funds       Equity        Funds        Global      Markets
                                                     Fixed Income   High Yield    Growth        Value        Equity       Equity
                                                       Division      Division    Division     Division      Division     Division
                                                       --------      --------    --------     --------      --------     --------
ASSETS:
    Investments in the Morgan Stanley Dean Witter
    Universal Funds, Inc.:
       Fixed Income Portfolio
             Shares                        1,038
             Cost                        $10,869
             Market Value ..........................    $10,432           --           --           --           --          --
       High Yield Portfolio
             Shares                        1,072
             Cost                        $11,423
             Market Value ..........................         --      $10,975           --           --           --          --
       Equity Growth Portfolio
             Shares                          808
             Cost                        $10,511
             Market Value ..........................         --           --      $16,408           --           --          --
       Value Portfolio
             Shares                          911
             Cost                        $10,382
             Market Value ..........................         ..           --           --      $ 9,800           --          --
       Global Equity Portfolio
             Shares                          904
             Cost                        $10,703
             Market Value ..........................         --           --           --           --      $11,641          --
       Emerging Markets Equity Portfolio
             Shares                        1,136
             Cost                        $10,044
             Market Value ..........................         --           --           --           --           --     $15,723
    Receivable from Hartford Life Insurance Company.         --           --           --           --           --          --
    Receivable for fund shares sold.................         --           --           --           --           --          --
                                                       ------------------------------------------------------------------------
    Total assets....................................     10,432       10,975       16,408        9,800        11,641     15,723
                                                       ------------------------------------------------------------------------
LIABILITIES:
    Payable to Hartford Life Insurance Company ....          18           23           42           19            24        187
    Payable for fund shares purchased .............          --           --           --           --            --         --
                                                       ------------------------------------------------------------------------
    Total liabilities .............................          18           23           42           19            24        187
                                                       ------------------------------------------------------------------------
    Net assets (variable annuity contract
    liabilities) ..................................     $10,414      $10,952      $16,366      $ 9,781       $11,617    $15,536
                                                       ------------------------------------------------------------------------
                                                       ------------------------------------------------------------------------
Variable annuity contracts:
    Units owned by participants ...................          --           --           --           --          --           --
    Unit price ....................................     $ 10.41      $ 10.95      $ 16.37      $  9.78    $  11.62      $ 15.54
    Units owned by Hartford Life
    Insurance Company .............................       1,000        1,000        1,000        1,000       1,000        1,000
    Unit price ....................................     $ 10.41      $ 10.95      $ 16.37      $  9.78    $  11.62      $ 15.54


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------
ICMG SECULAR TRUST SEPARATE ACCOUNT
-------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNIFLEX
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                          Hartford                       Neuberger     Neuberger
                                                             Hartford      Capital        Hartford        Berman         Berman
                                                               Bond     Appreciation    Money Market   AMT Partners   AMT Balanced
                                                             Division     Division        Division       Division       Division
                                                             --------   -------------   ------------   ------------   ------------
INVESTMENT INCOME:
    Dividends .............................................     $627           $58           $531            $155          $207

EXPENSES:
    Mortality and expense risk undertakings ...............      (74)         (103)           (72)            (87)          (84)
                                                             -------    ----------       --------       ---------      --------
        Net investment income (loss) ......................      553           (45)           459              68           123
                                                             -------    ----------       --------       ---------      --------
CAPITAL GAINS INCOME ......................................       80           930              -             270           307
                                                             -------    ----------       --------       ---------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on security transactions ............        -            75              -               5             3
    Net unrealized (depreciation) appreciation of
    investments during the period .........................     (943)        4,224              -             511         3,651
                                                             -------    ----------       --------       ---------      --------
        Net (loss) gain on investments ....................     (943)        4,299              -             516         3,654
                                                             -------    ----------       --------       ---------      --------
        Net (decrease) increase in net assets resulting
        from operations ...................................    ($310)       $5,184           $459            $854        $4,084
                                                             -------    ----------       --------       ---------      --------
                                                             -------    ----------       --------       ---------      --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------
ICMG SECULAR TRUST SEPARATE ACCOUNT
-------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNIFLEX
STATEMENTS OF OPERATIONS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                Neuberger
                                                                Berman AMT
                                                             Limited Maturity        VIP            VIP           VIP II
                                                                   Bond         Equity-Income   High Income   Asset Manager
                                                                 Division         Division        Division       Division
                                                             ----------------   -------------   -----------   -------------

INVESTMENT INCOME:
    Dividends..............................................          $643              $199           $997           $435

EXPENSES:
    Mortality and expense risk undertakings ...............           (75)              (91)            (8)           (88)
                                                             ------------       -----------     ----------    -----------
         Net investment income ............................           568               108            989            347
                                                             ------------       -----------     ----------    -----------
CAPITAL GAINS INCOME ......................................             -               441             37            550

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on security transactions ............             -                 7              1              3
    Net unrealized (depreciation) appreciation of
    investments during the period .........................          (479)             (282)          (160)           465
                                                             ------------       -----------     ----------    -----------
         Net (loss) gain on investments ...................          (479)             (275)          (159)           468
                                                             ------------       -----------     ----------    -----------
         Net increase in net assets resulting
         from operations ..................................           $89              $274           $867         $1,365
                                                             ------------       -----------     ----------    -----------
                                                             ------------       -----------     ----------    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------
ICMG SECULAR TRUST SEPARATE ACCOUNT
-------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNIFLEX
STATEMENTS OF OPERATIONS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                                                J.P.
                                                                                               Morgan       J.P.          J.P.
                                                            Alger       Alger       J.P.        U.S.       Morgan        Morgan
                                                           American    American    Morgan    Disciplined    Small     International
                                                          Small Cap     Growth      Bond        Equity     Company    Opportunities
                                                           Division    Division   Division    Division *   Division      Division
                                                          ----------   --------   --------   -----------   --------   -------------
INVESTMENT INCOME:
    Dividends ...........................................       $-          $26       $247         $45           $8        $108

EXPENSES:
    Mortality and expense risk undertakings .............      (92)        (127)       (69)        (87)         (67)        (75)
                                                           -------      -------     ------     -------       ------     -------
       Net investment (loss) income .....................      (92)        (101)       178         (42)         (59)         33
                                                           -------      -------     ------     -------       ------     -------
CAPITAL GAINS INCOME ....................................    1,689        1,766         39       1,045          291         395

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on security transactions ...        4            5        (1)           2            7           6
    Net unrealized appreciation (depreciation) of
    investments during the period .......................    3,950        4,055      (397)       1,209        4,048       3,299
                                                           -------      -------     ------     -------       ------     -------
       Net gain (loss) on investments ...................    3,954        4,060      (398)       1,211        4,055       3,305
                                                           -------      -------     ------     -------       ------     -------
       Net increase (decrease) in net assets resulting
       from operations ..................................   $5,551       $5,725     ($181)      $2,214       $4,287      $3,733
                                                          --------     --------    -------    --------       ------     -------
                                                          --------     --------    -------    --------       ------     -------

       * Formerly J. P. Morgan Equity Division


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------
ICMG SECULAR TRUST SEPARATE ACCOUNT
-------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNIFLEX
STATEMENTS OF OPERATIONS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                                                                           MSDW
                                                              MSDW        MSDW        MSDW                     MSDW      Universal
                                                            Universal   Universal   Universal     MSDW       Universal      Funds
                                                              Funds       Funds       Funds     Universal      Funds      Emerging
                                                              Fixed       High        Equity     Funds         Global      Markets
                                                              Income      Yield       Growth     Value         Equity      Equity
                                                             Division    Division    Division    Division     Division    Division
                                                            ---------   ---------   ---------   ---------    ---------   ---------
INVESTMENT INCOME:
     Dividends ..........................................      $473         $832          $-        $118          $132          $-

EXPENSES:
     Mortality and expense risk undertakings ............       (68)         (69)        (87)        (67)          (74)        (68)
                                                          ---------     --------    --------    --------      ---------     ------
       Net investment income (loss) .....................       405          763         (87)         51            58         (68)
                                                          ---------     --------    --------    --------      ---------     ------
CAPITAL GAINS INCOME ....................................         -            -         532           -           481           -

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized (loss) gain on security transactions ..        (1)           -           9           -             -           -
     Net unrealized (depreciation) appreciation of
     investments during the period ......................      (647)        (107)      4,098        (302)         (203)      7,645
                                                          ---------     --------    --------    --------      ---------     ------
       Net (loss) gain on investments ...................      (648)        (107)      4,107        (302)         (203)      7,645
                                                          ---------     --------    --------    --------      ---------     ------
       Net (decrease) increase in net assets resulting
       from operations ..................................     ($243)        $656      $4,552       ($251)          $336     $7,577
                                                          ---------     --------    --------    --------      ---------     ------
                                                          ---------     --------    --------    --------      ---------     ------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------
ICMG SECULAR TRUST SEPARATE ACCOUNT
-------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNIFLEX
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                            Hartford                     Neuberger       Neuberger
                                                               Hartford     Capital        Hartford        Berman         Berman
                                                                 Bond     Appreciation   Money Market   AMT Partners   AMT Balanced
                                                               Division     Division       Division       Division       Division
                                                               --------   ------------   ------------   ------------   ------------
OPERATIONS:

   Net investment income (loss) ............................    $553          ($45)          $459             $68           $123
   Capital gains income ....................................      80           930              -             270            307
   Net realized gain on security transactions...............       -            75              -               5              3
   Net unrealized (depreciation) appreciation of
   investments during the period ...........................    (943)        4,224              -             511          3,651
                                                             -------       -------        -------         -------        -------
   Net (decrease) increase in net assets resulting
   from operations .........................................    (310)        5,184            459             854          4,084
                                                             -------       -------        -------         -------        -------

UNIT TRANSACTIONS:

    Other activity .........................................       1            (2)            (1)             (1)             3
                                                             -------       -------        -------         -------        -------
    Net increase (decrease) in net assets resulting from
    unit transactions ......................................       1            (2)            (1)             (1)             3
                                                             -------       -------        -------         -------        -------
    Net (decrease) increase in net assets ..................    (309)        5,182            458             853          4,087

NET ASSETS:
    Beginning of period ....................................  11,696        14,149         10,877          12,784         12,501
                                                               -----        ------         ------           -----          -----
    End of period .......................................... $11,387       $19,331        $11,335         $13,637        $16,588
                                                             -------       -------        -------         -------        -------
                                                             -------       -------        -------         -------        -------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNIFLEX
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 1998

                                                                            Hartford                     Neuberger       Neuberger
                                                               Hartford     Capital        Hartford        Berman         Berman
                                                                 Bond     Appreciation   Money Market   AMT Partners   AMT Balanced
                                                               Division     Division       Division       Division       Division
                                                               --------   ------------   ------------   ------------   ------------

OPERATIONS:
    Net investment income ..................................    $489          $766           $481          $1,485          $2,059
    Net realized gain (loss) on security transactions ......       8            12              -               3            (21)
    Net unrealized appreciation (depreciation) of
    investments during the period ..........................     319         1,007              -          (1,057)          (758)
                                                             -------       -------        -------         -------        -------
    Net increase in net assets resulting
    from operations ........................................     816         1,785            481             431          1,280
                                                             -------       -------        -------         -------        -------

UNIT TRANSACTIONS:
    Purchases ..............................................       -           648              -               -              -
    Other activity .........................................      (6)           (1)            (2)              5              4
                                                             -------       -------        -------         -------        -------
    Net (decrease) increase in net assets resulting from
    unit transactions ......................................      (6)          647             (2)              5              4
                                                             -------       -------        -------         -------        -------
    Net increase in net assets .............................     810         2,432            479             436          1,284

NET ASSETS:
    Beginning of period ....................................  10,886        11,717         10,398          12,348         11,217
                                                             -------       -------        -------         -------        -------
    End of period .......................................... $11,696       $14,149        $10,877         $12,784        $12,501
                                                             -------       -------        -------         -------        -------
                                                             -------       -------        -------         -------        -------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------
ICMG SECULAR TRUST SEPARATE ACCOUNT
-------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNIFLEX
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                Neuberger
                                                                Berman AMT
                                                             Limited Maturity        VIP            VIP          VIP II
                                                                   Bond         Equity-Income   High Income   Asset Manager
                                                                 Division         Division        Division      Division
                                                             ----------------   -------------   -----------   -------------
OPERATIONS:
    Net investment income ..................................             $568            $108           $989        $347
    Capital gains income ...................................                -             441             37         550
    Net realized gain on security transactions .............                -               7              1           3
    Net unrealized (depreciation) appreciation of
    investments during the period ..........................             (479)           (282)          (160)        465
                                                                      -------         -------        -------     -------
    Net increase in net assets resulting
    from operations ........................................               89             274            867       1,365
                                                                      -------         -------        -------     -------
UNIT TRANSACTIONS:
    Other activity .........................................                5             478            (67)          -
                                                                      -------         -------        -------     -------
    Net increase (decrease) in net assets resulting from
    unit transactions ......................................                5             478            (67)          -
                                                                      -------         -------        -------     -------
    Net increase in net assets .............................               94             752            800       1,365

NET ASSETS:
    Beginning of period ....................................           11,539          13,322         10,742      13,157
                                                                      -------         -------        -------     -------
    End of period ..........................................          $11,633         $14,074        $11,542     $14,522
                                                                      -------         -------        -------     -------
                                                                      -------         -------        -------     -------


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNIFLEX
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 1998

                                                                Neuberger
                                                                Berman AMT
                                                             Limited Maturity        VIP            VIP          VIP II
                                                                   Bond         Equity-Income   High Income   Asset Manager
                                                                 Division         Division        Division      Division
                                                             ----------------   -------------   -----------   -------------
OPERATIONS:
    Net investment income ..................................          $593            $688         $1,240       $1,385
    Net realized (loss) gain on security transactions ......            (4)          1,633            (13)         11
    Net unrealized (depreciation) appreciation of
    investments during the period ..........................          (191)           (784)        (1,801)        254
                                                                   -------         -------        -------     -------
    Net increase (decrease) in net assets resulting
    from operations ........................................           398           1,537           (574)      1,650
                                                                   -------         -------        -------     -------

UNIT TRANSACTIONS:
    Purchases ..............................................           648               -              -           -
    Other activity .........................................            (2)           (228)            15          (3)
                                                                   -------         -------        -------     -------
    Net increase (decrease) in net assets resulting from
    unit transactions ......................................           646            (228)            15          (3)
                                                                   -------         -------        -------     -------
    Net increase (decrease) in net assets ..................         1,044           1,309           (559)      1,647

NET ASSETS:
    Beginning of period ....................................        10,495          12,013         11,301      11,510
                                                                   -------         -------        -------     -------
    End of period ..........................................       $11,539         $13,322        $10,742     $13,157
                                                                   -------         -------        -------     -------
                                                                   -------         -------        -------     -------

-------------------------------------------------------------------------------
ICMG SECULAR TRUST SEPARATE ACCOUNT
-------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNIFLEX
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                                                 J.P.
                                                                 Alger                          Morgan      J.P.        J.P.
                                                               American    Alger     J.P.        U.S.      Morgan      Morgan
                                                                 Small   American   Morgan   Disciplined    Small   International
                                                                  Cap     Growth     Bond       Equity     Company  Opportunities
                                                               Division  Division  Division  Division **  Division     Division
                                                               --------  --------  --------  -----------  --------  -------------
OPERATIONS:
    Net investment (loss) income ...........................      ($92)     ($101)     $178      ($42)        ($59)      $33
    Capital gains income ...................................     1,689      1,766        39     1,045          291       395
    Net realized gain (loss) on security transactions ......         4          5        (1)        2            7         6
    Net unrealized appreciation (depreciation) of
    investments during the period ..........................     3,950      4,055      (397)    1,209        4,048     3,299
                                                               -------    -------   -------   -------      -------   -------
    Net increase (decrease) in net assets resulting
    from operations ........................................     5,551      5,725      (181)    2,214        4,287     3,733
                                                               -------    -------   -------   -------      -------   -------

UNIT TRANSACTIONS:
    Other activity .........................................        36         (2)        2        (6)         (12)      (15)
                                                               -------    -------   -------   -------      -------   -------
    Net increase (decrease) in net assets resulting from
    unit transactions ......................................        36         (2)        2        (6)         (12)      (15)
                                                               -------    -------   -------   -------      -------   -------
    Net increase (decrease) in net assets ..................     5,587      5,723      (179)    2,208        4,275     3,718

NET ASSETS:
    Beginning of period ....................................    13,063     17,408    10,672    12,423        9,838    10,403
                                                               -------    -------   -------   -------      -------   -------
    End of period ..........................................   $18,650    $23,131   $10,493   $14,631      $14,113   $14,121
                                                               -------    -------   -------   -------      -------   -------
                                                               -------    -------   -------   -------      -------   -------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNIFLEX
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 1998

                                                                                                 J.P.
                                                                 Alger                          Morgan       J.P.        J.P.
                                                               American    Alger     J.P.        U.S.       Morgan      Morgan
                                                                 Small   American   Morgan    Disciplined    Small   International
                                                                  Cap     Growth     Bond       Equity      Company  Opportunities
                                                               Division  Division  Division*   Division*   Division*    Division*
                                                               --------  --------  ---------  -----------  --------  -------------
OPERATIONS:
    Net investment income ..................................    $1,507     $2,120      $398     $1,172         $358       $520
    Net realized (loss) gain on security transactions ......        (3)        20         3          5           (6)       (3)
    Net unrealized appreciation (depreciation) of
    investments during the period ..........................       171      3,455       271      1,246         (522)     (117)
                                                               -------    -------   -------    -------      -------   -------
    Net increase (decrease) in net assets resulting
    from operations ........................................     1,675      5,595       672      2,423         (170)      400
                                                               -------    -------   -------    -------      -------   -------

UNIT TRANSACTIONS:
    Purchases ..............................................         -          -    10,000     10,000       10,000    10,000
    Other activity .........................................         7        (20)        -          -            8         3
                                                               -------    -------   -------    -------      -------   -------
    Net increase (decrease) in net assets resulting from
    unit transactions ......................................         7        (20)   10,000     10,000       10,008    10,003
                                                               -------    -------   -------    -------      -------   -------
    Net increase in net assets .............................     1,682      5,575    10,672     12,423        9,838    10,403

NET ASSETS:
    Beginning of period ....................................    11,381     11,833         -          -            -         -
                                                               -------    -------   -------    -------      -------   -------
    End of period ..........................................   $13,063    $17,408   $10,672    $12,423      $9,838    $10,403
                                                               -------    -------   -------    -------      -------   -------
                                                               -------    -------   -------    -------      -------   -------

* From Inception, January 27, 1998 to December 31, 1998.
** Formerly J.P. Morgan Equity Division

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------
ICMG SECULAR TRUST SEPARATE ACCOUNT
-------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNIFLEX
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 1999


                                                                                                                           MSDW
                                                                 MSDW       MSDW       MSDW                    MSDW     Universal
                                                              Universal  Universal  Universal      MSDW     Universal      Funds
                                                                Funds       Funds      Funds    Universal      Funds      Emerging
                                                                Fixed       High      Equity       Funds       Global     Markets
                                                                Income     Yield      Growth       Value       Equity      Equity
                                                               Division   Division   Division    Division    Division    Division
                                                              ---------  ---------  ----------  ----------  ----------  ----------
OPERATIONS:
    Net investment income (loss) ...........................       $405      $763       ($87)        $51         $58        ($68)
    Capital gains income ...................................          -         -        532           -         481           -
    Net realized (loss) gain on security transactions ......         (1)        -          9           -           -           -
    Net unrealized (depreciation) appreciation of
    investments during the period ..........................       (647)     (107)     4,098        (302)       (203)      7,645
                                                                -------   -------    -------     -------     -------     -------
    Net (decrease) increase in net assets resulting
    from operations ........................................       (243)      656      4,552        (251)        336       7,577
                                                                -------   -------    -------     -------     -------     -------

UNIT TRANSACTIONS:
    Other activity .........................................          2         4          1          (4)         48         (73)
                                                                -------   -------    -------     -------     -------     -------
    Net increase (decrease) in net assets resulting from
    unit transactions ......................................          2         4          1          (4)         48         (73)
                                                                -------   -------    -------     -------     -------     -------
    Net (decrease) increase in net assets ..................       (241)      660      4,553        (255)        384       7,504

NET ASSETS:
    Beginning of period ....................................     10,655    10,292     11,813      10,036      11,233       8,032
                                                                -------   -------    -------     -------     -------     -------

    End of period ..........................................    $10,414   $10,952    $16,366      $9,781     $11,617     $15,536
                                                                -------   -------    -------     -------     -------     -------
                                                                -------   -------    -------     -------     -------     -------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNIFLEX
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 1998


                                                                                                                           MSDW
                                                                 MSDW       MSDW       MSDW                    MSDW     Universal
                                                              Universal  Universal  Universal      MSDW     Universal      Funds
                                                                Funds       Funds      Funds    Universal      Funds      Emerging
                                                                Fixed       High      Equity       Funds       Global     Markets
                                                                Income     Yield      Growth       Value       Equity      Equity
                                                               Division*  Division* Division*   Division*   Division*    Division*
                                                               ---------  --------- ---------  -----------  --------  -------------
OPERATIONS:
    Net investment income (loss) ...........................       $444      $634        $10        $303         $89         ($7)
    Net realized gain (loss) on security transactions ......          2        (1)         2          (1)          3           -
    Net unrealized appreciation (depreciation) of
    investments during the period ..........................        210      (341)     1,799        (270)      1,141      (1,967)
                                                                -------   -------    -------     -------     -------     -------
    Net increase (decrease) in net assets resulting
    from operations ........................................        656       292      1,811          32       1,233      (1,974)
                                                                -------   -------    -------     -------     -------     -------

UNIT TRANSACTIONS:
    Purchases ..............................................     10,000    10,000     10,000      10,000      10,000      10,000
    Other activity .........................................         (1)        -          2           4           -           6
                                                                -------   -------    -------     -------     -------     -------
    Net increase in net assets resulting from
    unit transactions ......................................      9,999    10,000     10,002      10,004      10,000      10,006
                                                                -------   -------    -------     -------     -------     -------
    Net increase in net assets .............................     10,655    10,292     11,813      10,036      11,233       8,032

NET ASSETS:
    Beginning of period ....................................          -         -          -           -           -           -
                                                                -------   -------    -------     -------     -------     -------
    End of period ..........................................    $10,655   $10,292    $11,813     $10,036     $11,233      $8,032
                                                                -------   -------    -------     -------     -------     -------
                                                                -------   -------    -------     -------     -------     -------


* From Inception, January 27, 1998 to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.